Intangible Assets, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets, net
Purchased software	$ 461,269	$ 534,428
Less: Accumulated amortization	(461,269)	(534,428)
Amortization of intangible assets	0	$ 15,589	$ 73,151
Estimated amortization expenses of the existing intangible assets for each of the five years
Estimated amortization of intangible assets, year one	0
Estimated amortization of intangible assets, year two	0
Estimated amortization of intangible assets, year three	0
Estimated amortization of intangible assets, year four	0
Estimated amortization of intangible assets, year five	0
Estimated amortization of intangible assets, after year five	$ 0